Offerings - Offering: 1	Aug. 07, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,800
Offering Note
(1)
Consists of shares of the registrant’s common stock, $0.0001 par value per share (the “Common Stock”), to be issued and sold from time to time pursuant to that certain Sales Agreement, dated as of August 7, 2024, by and between the registrant and TD Securities (USA) LLC.

(2)
The proposed maximum per security and aggregate offering prices will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.

(3)
Represents payment of registration fees previously deferred for the Registration Statement on Form
S-3ASR
(Registration
No. 333-277640),
filed with the Securities and Exchange Commission on March 4, 2024.